COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

12.COMMITMENTS AND CONTINGENCIES

Legal

The Partnership is currently subject to class or collective actions under the Securities Exchange Act of 1934 and for related state law claims that certain of our officers and directors breached their fiduciary duty to the Partnership and its unitholders. The Partnership could also become subject to additional claims and legal proceedings relating to the factual allegations made in these actions. While management cannot reasonably estimate the potential exposure in these matters at this time, if the Partnership does not prevail in any such proceedings, the Partnership could be required to pay substantial damages or settlement costs, subject to certain insurance coverages. Management has determined that, based on the status of the claims and legal proceedings against us, the amount of the potential losses cannot be reasonably estimated at this time. These actions are summarized below.

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Anderson v. StoneMor Partners, LP, et al., No. 2:16-cv-6111, filed on November 21, 2016, in the United States District Court for the Eastern District of Pennsylvania. The plaintiffs in this case (as well as Klein v. StoneMor Partners, LP, et al., No. 2:16-cv-6275, filed in the United States District Court for the Eastern District of Pennsylvania on December 2, 2016, which has been consolidated with this case) brought an action on behalf of a putative class of the holders of Partnership units and allege that the Partnership made misrepresentations to investors in violation of Section 10(b) of the Securities Exchange Act of 1934 by, among other things and in general, failing to clearly disclose the use of proceeds from debt and equity offerings by making allegedly false or misleading statements concerning (a) the Partnership’s strength or health in connection with a particular quarter’s distribution announcement, (b) the connection between operations and distributions and (c) the Partnership’s use of cash from equity offerings and its credit facility. Plaintiffs sought damages from the Partnership and certain of its officers and directors on behalf of the class of Partnership unitholders, as well as costs and attorneys' fees. Lead plaintiffs have been appointed in this case, and filed a Consolidated Amended Class Action Complaint on April 24, 2017. Defendants filed a motion to dismiss that Consolidated Amended Complaint on June 8, 2017. The motion was granted on October 31, 2017, and the court entered judgment dismissing the case on November 30, 2017. Plaintiffs filed a notice of appeal on December 29, 2017. Oral argument was held before the United States Court of Appeals for the Third Circuit on November 1, 2018. On June 20, 2019, the Third Circuit affirmed the dismissal of plaintiffs’ case. On July 11, 2019, the plaintiffs filed a petition to have the appeal reheard by the entire Third Circuit, which the Third Circuit denied on September 16, 2019.  Plaintiffs have 90 days from that date to file a petition for certiorari with the United States Supreme Court to seek discretionary review of the Third Circuit’s decision.

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Bunim v. Miller, et al., No. 2:17-cv-519-ER, pending in the United States District Court for the Eastern District of Pennsylvania, and filed on February 6, 2017. The plaintiff in this case brought, derivatively on behalf of the Partnership, claims that the officers and directors of the Partnership’s general partner aided and abetted in breaches of the general partner’s purported fiduciary duties by, among other things and in general, allegedly making misrepresentations through the use of non-GAAP accounting standards in its public filings, by allegedly failing to clearly disclose the use of proceeds from debt and equity offerings, and by allegedly approving unsustainable distributions. The plaintiff also claims that these actions and misrepresentations give rise to causes of action for gross mismanagement, unjust enrichment, and (in connection with a purportedly misleading proxy statement filed in 2014) violations of Section 14(a) of the Securities Exchange Act of 1934. The derivative plaintiff seeks an award of damages, attorneys’ fees and costs in favor of the Partnership as nominal plaintiff, as well as general compliance and governance changes. This case has been stayed, by the agreement of the parties, pending final resolution of the motion to dismiss filed in the Anderson case, provided that either party may terminate the stay on 30 days' notice.

•

Muth v. StoneMor G.P. LLC, et al., December Term, 2016, No. 1196 and Binder v. StoneMor G.P. LLC, et al., January Term, 2017, No. 4872, both pending in the Court of Common Pleas for Philadelphia County, Pennsylvania, and filed on December 20, 2016 and February 3, 2017, respectively. In these cases, the plaintiffs brought, derivatively on behalf of the Partnership, claims that the officers and directors of the Partnership’s general partner aided and abetted in breaches of the general partner’s purported fiduciary duties by, among other things and in general, allegedly making misrepresentations through the use of non-GAAP accounting standards in its public filings and by failing to clearly disclose the use of proceeds from debt and equity offerings, as well as approving unsustainable distributions. The plaintiffs also claim that these actions and misrepresentations give rise to a cause of action for unjust enrichment. The derivative plaintiffs seek an award of damages, attorneys’ fees and costs in favor of the Partnership as nominal plaintiff, as well as alterations to the procedures for electing members to the board of the Partnership’s general partner, and other compliance and governance changes. These cases have been consolidated and stayed, by the agreement of the parties, pending final resolution of the motion to dismiss filed in the Anderson case, provided that either party may terminate the stay on 30 days' notice.

The Philadelphia Regional Office of the SEC, Enforcement Division, is continuing its investigation of the Partnership as to whether violations of federal securities laws have occurred. The investigation relates to, among other things, our prior restatements, financial statements, internal control over financial reporting, public disclosures, use of non-GAAP financial measures, matters pertaining to unitholder distributions and the sources of funds therefor and information relating to protection of our confidential information and our policies regarding insider trading. We are continuing to cooperate with the SEC staff.

The Partnership is party to other legal proceedings in the ordinary course of its business, but does not expect the outcome of any proceedings, individually or in the aggregate, to have a material adverse effect on its financial position, results of operations or cash flows. The Partnership carries insurance with coverage and coverage limits that it believes to be customary in the cemetery and funeral home industry. Although there can be no assurance that such insurance will be sufficient to protect the Partnership against all contingencies, management believes that the insurance protection is reasonable in view of the nature and scope of the operations.

Other

In connection with the Partnership’s 2014 lease and management agreements with the Archdiocese of Philadelphia, it has committed to pay aggregate fixed rent of $36.0 million in the following amounts:

Lease Years 1-5 (May 28, 2014-May 31, 2019)	None
Lease Years 6-20 (June 1, 2019-May 31, 2034)	$1,000,000 per Lease Year
Lease Years 21-25 (June 1, 2034-May 31, 2039)	$1,200,000 per Lease Year
Lease Years 26-35 (June 1, 2039-May 31, 2049)	$1,500,000 per Lease Year
Lease Years 36-60 (June 1, 2049-May 31, 2074)	None

The fixed rent for lease years 6 through 11, an aggregate of $6.0 million, is deferred. If prior to May 31, 2024, the Archdiocese terminates the agreements pursuant to a lease year 11 termination or the Partnership terminates the agreements as a result of a default by the Archdiocese, the Partnership is entitled to retain the deferred fixed rent. If the agreements are not terminated, the deferred fixed rent will become due and payable on or before June 30, 2024.

14.COMMITMENTS AND CONTINGENCIES

Legal

The Partnership is currently subject to class or collective actions under the Securities Exchange Act of 1934 and for related state law claims that certain of our officers and directors breached their fiduciary duty to the Partnership and its unitholders. The Partnership could also become subject to additional claims and legal proceedings relating to the factual allegations made in these actions. While management cannot reasonably estimate the potential exposure in these matters at this time, if the Partnership does not prevail in any such proceedings, the Partnership could be required to pay substantial damages or settlement costs, subject to certain insurance coverages. Management has determined that, based on the status of the claims and legal proceedings against us, the amount of the potential losses cannot be reasonably estimated at this time. These actions are summarized below.

•

Anderson v. StoneMor Partners, LP, et al., No. 2:16-cv-6111, filed on November 21, 2016, in the United States District Court for the Eastern District of Pennsylvania. The plaintiffs in this case (as well as Klein v. StoneMor Partners, LP, et al., No. 2:16-cv-6275, filed in the United States District Court for the Eastern District of Pennsylvania on December 2, 2016, which has been consolidated with this case) brought an action on behalf of a putative class of the holders of Partnership units and allege that the Partnership made misrepresentations to investors in violation of Section 10(b) of the Securities Exchange Act of 1934 by, among other things and in general, failing to clearly disclose the use of proceeds from debt and equity offerings by making allegedly false or misleading statements concerning (a) the Partnership’s strength or health in connection with a particular quarter’s distribution announcement, (b) the connection between operations and distributions and (c) the Partnership’s use of cash from equity offerings and its credit facility. Plaintiffs sought damages from the Partnership and certain of its officers and directors on behalf of the class of Partnership unitholders, as well as costs and attorneys' fees. Lead plaintiffs have been appointed in this case, and filed a Consolidated Amended Class Action Complaint on April 24, 2017. Defendants filed a motion to dismiss that Consolidated Amended Complaint on June 8, 2017. The motion was granted on October 31, 2017, and the court entered judgment dismissing the case on November 30, 2017. Plaintiffs filed a notice of appeal on December 29, 2017. Oral argument was held before the United States Court of Appeals for the Third Circuit on November 1, 2018. The Partnership expects the court to render a decision in the near future, but there can be no assurance as to when the court will issue its ruling.

•

Bunim v. Miller, et al., No. 2:17-cv-519-ER, pending in the United States District Court for the Eastern District of Pennsylvania, and filed on February 6, 2017. The plaintiff in this case brought, derivatively on behalf of the Partnership, claims that StoneMor GP’s officers and directors aided and abetted in breaches of StoneMor GP’s purported fiduciary duties by, among other things and in general, allegedly making misrepresentations through the use of non-GAAP accounting standards in its public filings, by allegedly failing to clearly disclose the use of proceeds from debt and equity offerings, and by allegedly approving unsustainable distributions. The plaintiff also claims that these actions and misrepresentations give rise to causes of action for gross mismanagement, unjust enrichment, and (in connection with a purportedly misleading proxy statement filed in 2014) violations of Section 14(a) of the Securities Exchange Act of 1934. The derivative plaintiff seeks an award of damages, attorneys’ fees and costs in favor of the Partnership as nominal plaintiff, as well as general compliance and governance changes. This case has been stayed, by the agreement of the parties, pending final resolution of the motion to dismiss filed in the Anderson case, provided that either party may terminate the stay on 30 days' notice.

•

Muth v. StoneMor G.P. LLC, et al., December Term, 2016, No. 1196 and Binder v. StoneMor G.P. LLC, et al., January Term, 2017, No. 4872, both pending in the Court of Common Pleas for Philadelphia County, Pennsylvania, and filed on December 20, 2016 and February 3, 2017, respectively. In these cases, the plaintiffs brought, derivatively on behalf of the Partnership, claims that StoneMor GP’s officers and directors aided and abetted in breaches of StoneMor GP’s purported fiduciary duties by, among other things and in general, allegedly making misrepresentations through the use of non-GAAP accounting standards in its public filings and by failing to clearly disclose the use of proceeds from debt and equity offerings, as well as approving unsustainable distributions. The plaintiffs also claim that these actions and misrepresentations give rise to a cause of action for unjust enrichment. The derivative plaintiffs seek an award of damages, attorneys’ fees and costs in favor of the Partnership as nominal plaintiff, as well as alterations to the procedures for electing members to the board of StoneMor GP, and other compliance and governance changes. These cases have been consolidated and stayed, by the agreement of the parties, pending final resolution of the motion to dismiss filed in the Anderson case, provided that either party may terminate the stay on 30 days' notice.

The Philadelphia Regional Office of the Securities and Exchange Commission, Enforcement Division, is continuing its investigation of the Partnership as to whether violations of federal securities laws have occurred. The investigation relates to, among other things, our prior restatements, financial statements, internal control over financial reporting, public disclosures, use of non-GAAP financial measures, matters pertaining to unitholder distributions and the sources of funds therefor and information relating to protection of our confidential information and our policies regarding insider trading. We are continuing to cooperate with the SEC staff.

The Partnership is party to other legal proceedings in the ordinary course of its business but does not expect the outcome of any proceedings, individually or in the aggregate, to have a material adverse effect on its financial position, results of operations or cash flows. The Partnership carries insurance with coverage and coverage limits that it believes to be customary in the cemetery and funeral home industry. Although there can be no assurance that such insurance will be sufficient to protect the Partnership against all contingencies, management believes that the insurance protection is reasonable in view of the nature and scope of the operations.

Leases

In 2017, the Partnership entered into capital leases that had aggregate gross and net asset values of $1.9 million and $1.8 million, respectively, at December 31, 2018. The Partnership has noncancelable leases for equipment and office space that expire at various dates with initial terms ranging from one to twenty-four years. Certain leases provide the Partnership with the option to renew for additional periods. Where leases contain escalation clauses, rent abatements, and/or concessions, the Partnership applies them in the determination of straight-line rent expense over the lease term. Leasehold improvements are amortized over the shorter of the lease term or asset life, which may include renewal periods where the renewal is reasonably assured, and is included in the determination of straight-line rent expense. Rent expense for operating leases for the years ended December 31, 2018 and 2017 was $4.9 million and $4.5, respectively. The aggregate amount of remaining future minimum lease payments as of December 31, 2018 is as follows (in thousands):

	Operating	Capital
2019	$4,349	$1,499
2020	2,765	1,196
2021	2,130	949
2022	1,539	558
2023	1,184	89
Thereafter	5,737	—
Total	$17,704	$4,291
Less: Interest on capital leases		(875)
Total principal payable on capital leases		$3,416

Other

In connection with the Partnership’s 2014 lease and management agreements with the Archdiocese of Philadelphia, it has committed to pay aggregate fixed rent of $36.0 million in the following amounts:

Lease Years 1-5 (May 28, 2014-May 31, 2019)	None
Lease Years 6-20 (June 1, 2019-May 31, 2034)	$1,000,000 per Lease Year
Lease Years 21-25 (June 1, 2034-May 31, 2039)	$1,200,000 per Lease Year
Lease Years 26-35 (June 1, 2039-May 31, 2049)	$1,500,000 per Lease Year
Lease Years 36-60 (June 1, 2049-May 31, 2074)	None

The fixed rent for lease years 6 through 11, an aggregate of $6.0 million, is deferred. If, prior to May 31, 2024, the Archdiocese terminates the agreements pursuant to a lease year 11 termination or the Partnership terminates the agreements as a result of a default by the Archdiocese, the Partnership is entitled to retain the deferred fixed rent. If the agreements are not terminated, the deferred fixed rent will become due and payable on or before June 30, 2024.